Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2014
Temporary Equity [Abstract]
Schedule of Carrying Value of Preferred Shares
The following table summarizes the activity in mezzanine equity since issuance of the Preferred Shares:

Initial issuance price on December 27, 2012	$162,000
Discount for beneficial conversion feature	(8,688)
Accretion of BCF discount (Deemed dividend)	60
Carrying value at December 31, 2012	153,372
Conversion of 100,000 Preferred Shares	(100,000)
Accretion of BCF discount (Deemed dividend) (1)	6,989
Carrying value at December 31, 2013	60,361
Conversion of 62,000 Preferred Shares	(62,000)
Accretion of BCF discount (Deemed dividend) (1)	1,639
Carrying value at December 31, 2014	$—

(1)	Accretion includes $0.8 million and $3.5 million accelerated write-off of the unamortized discount related to the conversion of Preferred Shares during 2014 and 2013, respectively.